Hedging Financial Instruments - Summary of Information Relating to Hedges for Foreign Currency Risk (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ 24.1	$ 0.9	$ (109.6)	$ 41.0
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	24.1		(109.6)	41.0
Cash flow hedges [member] | Forecast Transaction Capital Expenditures [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	(24.1)		109.6	(41.0)
Cash flow hedges [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount			$ 1,342.4
Maturity			January 2020
Balance in Other Equity (Continuing Hedges)			$ (3.8)
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ 24.1		$ (109.6)	34.6
Cash flow hedges [member] | Foreign currency deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness				$ 6.4